Indebtedness - Debt Outstanding (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Debt Instrument [Line Items]
Capitalized lease obligations	$ 17	$ 106
Less amounts representing interest	(1)	(3)
Total debt	162,355	159,074
Less current maturities of long-term debt	(9)	(88)
Total long-term debt	162,346	158,986
8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible Notes	97,952	97,205
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member]
Debt Instrument [Line Items]
Convertible Notes	$ 64,387	$ 61,766